Consolidated Statement of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Consolidated Net Income for the Fiscal Year	R$ 13,413,763	R$ 9,498,812	R$ 14,339,475
Other Comprehensive Income that will be subsequently reclassified to profit or loss when specific conditions are met:	(1,978,264)	1,166,391	(1,108,715)
Financial Assets measured at fair value through Other Comprehensive Income	(2,164,544)	537,438	(707,433)
Financial assets measured at fair value through other comprehensive income	(4,130,998)	878,395	(1,333,521)
Taxes	1,966,454	(340,957)	626,088
Cash flow hedges	186,280	628,953	(401,282)
Fair value adjustment	355,207	1,199,318	(771,020)
Taxes	(168,927)	(570,365)	369,738
Other Comprehensive Income that will not be Reclassified to Net Profit:	(761,060)	(648,164)	28,701
Defined Benefits Plan	(502,235)	(620,233)	28,701
Defined benefits plan	(955,096)	(988,263)	202,674
Taxes	452,861	368,030	(173,973)
Others	(258,825)	(27,931)
Pension Contracts - IFRS 17	27,734	(46,552)
Goodwill	(256,936)
Others	(18,529)
Taxes	(11,094)	18,621
Total	10,674,439	10,017,039	13,259,461
Attributable to the parent company	10,626,182	9,967,540	13,207,079
Attributable to non-controlling interests	R$ 48,257	R$ 49,499	R$ 52,382